Offerings - Offering: 1	Mar. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds, 5.05% Series due April 15, 2036
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 649,948,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,757.82
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in Entergy Mississippi, LLC's Registration Statement on Form S-3 (File No. 333-289302-02), which was filed on August 6, 2025.